Finance costs/ income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance costs
Interest and similar expenses	€ 62	€ 23	€ 10
Foreign exchange variances			667
Fair value loss on short-term investments	900
Finance costs	962	23	677
Finance income
Foreign exchange variances	1,379	2,392
Interest receivable and similar income			2
Fair value gain on short-term investments		47
Other finance income		274
Finance income	€ 1,379	€ 2,713	€ 2